FINANCIAL RISK MANAGEMENT AND FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Schedule of liquidity risk

	December 31, 2018
		Total		More than	More than
		contractual	Within 1	1 year but	2 years but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB

Short-term debts	29,462	30,123	30,123	—	—	—
Long-term debts	51,011	61,809	1,889	16,938	27,190	15,792
Loans from Sinopec Group Company and fellow subsidiaries	74,181	75,207	32,127	37,977	3,741	1,362
Derivative financial liabilities	13,571	13,571	13,571	—	—	—
Trade accounts payable and bills payable	192,757	192,757	192,757	—	—	—
Other payables	85,790	85,790	85,790	—	—	—
	446,772	459,257	356,257	54,915	30,931	17,154

	December 31, 2019
		Total		More than	More than
		contractual	Within 1	1 year but	2 years but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debts	40,521	42,240	42,240	—	—	—
Long-term debts	49,156	62,903	952	6,271	25,189	30,491
Loans from Sinopec Group Company and fellow subsidiaries	52,915	54,508	43,623	985	7,088	2,812
Lease liabilities	192,872	367,711	16,488	15,676	45,008	290,539
Derivative financial liabilities	2,729	2,729	2,729	—	—	—
Trade accounts payable and bills payable	199,792	199,792	199,792	—	—	—
Other payables	78,771	78,771	78,771	—	—	—
	616,756	808,654	384,595	22,932	77,285	323,842

Schedule of currency risk

	December 31,
	2018	2019
Gross exposure arising from loans and lease liabilities
USD	668	103
SGD	—	4

Schedule of analysis of currency risk

	December 31,
	2018	2019
USD	172	27
SGD	—	1

Schedule of fair values of financial instruments

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Financial assets at fair value through profit or loss:
- Structured deposits	—	—	25,550	25,550
- Equity investments, listed and at quoted market price	182	—	—	182
Derivative financial assets:
- Derivative financial assets	874	7,013	—	7,887
Financial assets at fair value through other comprehensive income:
- Equity investments	127	—	1,323	1,450
	1,183	7,013	26,873	35,069

Liabilities
Derivative financial liabilities:
- Derivative financial liabilities	5,500	8,071	—	13,571
	5,500	8,071	—	13,571

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Financial assets at fair value through profit or loss:
- Structured deposits	—	—	3,318	3,318
- Equity investments, listed and at quoted market price	1	—	—	1
Derivative financial assets:
- Derivative financial assets	128	709	—	837
Financial assets at fair value through other comprehensive income:
- Equity investments	90	—	1,431	1,521
-Trade accounts receivable and bills receivable	—	—	8,622	8,622
	219	709	13,371	14,299

Liabilities
Derivative financial liabilities:
- Derivative financial liabilities	1,209	1,520	—	2,729
	1,209	1,520	—	2,729

	December 31,
	2018	2019
	RMB	RMB
Carrying amount	63,085	63,946
Fair value	62,656	62,594